UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended: December 31, 2006

Check here if Amendment [   ]; Amendment Number:____
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Provident Trust Company
Address:	N16 W23217 Stone Ridge Drive, Suite 310
		Waukesha, WI  53188

Form 13F File No.:	028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	James Scott Harkness
Title:	President
Phone:	(262) 521-2330
Signature, Place, and Date of Signing:

    /s/ J.Scott Harkness      Waukesha, Wisconsin     02/05/07
      (Signature)	       (City/State)	       (Date)

Report Type (Check only one.):

[ X ]	13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]	13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:		 0

Form 13F Information Table Entry Total:		92

Form 13F Information Table Value Total:		$ 844,505
(in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report:		None


PROVIDENT TRUST COMPANY
SEC #801-58213
December 31, 2006
										        Voting Authority
			Type of		     Shares/	Value	   Investment	Otr
Name of Issuer		Class	Cusip	     Prn Amt	(x 1,000)  Descretion	Mgr	Sole	Shared	None

ABBOTT LABS COM		Com	002824100     5,938	   289	   Sole			   289
ACCENTURE LTD-CLS A 	Com	G1150G111   975,060	36,009	   Sole			36,009
ACTUANT CORPORATION	Com	00508x203     1,300	    62	   Sole			    62
AFLAC INC.		Com	001055102     2,430	   112	   Sole			   112
AMERICAN EXPRESS CO	Com	025816109     1,477	    90	   Sole			    90
AMERICAN INTL GROUP INC	Com	026874107       375	    27	   Sole			    27
AMGEN INC.		Com	031162100   523,360	35,751	   Sole			35,751
APPLE COMPUTER INC	Com	037833100       100	     8	   Sole			     8
APW LTD COM		Com	G04397108    12,250	     0	   Sole			     0
ASSOCIATED BANC CORP	Com	045487105     3,077	   107	   Sole			   107
BANK OF AMERICA CORP	Com	060505104       468	    25	   Sole			    25
BELLSOUTH CORP		Com	079860102	200	     9	   Sole			     9
BEMIS INC COM		Com	081437105     8,000	   272	   Sole			   272
BERKSHIRE HATHAWAY
 INC  CL B		Com	084670207	 10	    37	   Sole			    37
BIOMET INC COM		Com	090613100 1,056,955	43,621	   Sole			43,621
BLOCK H & R INC		Com	093671105     6,400	   147	   Sole			   147
BP PLC SPON ADR		Com	055622104     6,872	   461	   Sole			   461
CHEVRON CORP		Com	166764100     3,400	   250	   Sole			   250
CISCO SYS INC		Com	17275r102   672,885    183,290	   Sole		       183,290
CITIGROUP INC 		Com	172967101     8,590	   479	   Sole			   479
CLARENT CORP.		Com	180461105	120	     0	   Sole			     0
COMCAST CORP CL A	Com	20030N101	115	     5	   Sole			     5
CONOCOPHILLIPS		Com	20825C104     2,000	   144	   Sole			   144
COSTCO WHSL CORP NEW	Com	22160K105	240	    13	   Sole			    13
DEVRY INC		Com	251893103     6,412	   180	   Sole			   180
DISNEY WALT CO		Com	254687106     4,224	   145	   Sole			   145
DU PONT E I DE NEMOURS 	Com	263534109     2,851	   139	   Sole			   139
EBAY INC		Com	278642103     1,700	    51	   Sole			    51
EMAGEON INC		Com	20976V109    26,333	   404	   Sole			   404
EXPRESS SCRIPTS INC	Com	302182100   654,990	46,897	   Sole			46,897
EXXON MOBIL CORP 	Com	30231G102     4,809	   368	   Sole			   368
FASTENAL CO		Com	311900104 1,254,815	45,023	   Sole			45,023
FISERV INC		Com	337738108     1,227	    64	   Sole			    64
FRANKLIN RES INC	Com	354613101   351,760	38,753	   Sole			38,753
GAP INC			Com	364760108	168	     3	   Sole			     3
GENERAL ELEC CO 	Com	369604103    31,264	 1,163	   Sole			 1,163
GRAINGER W W INC	Com	384802104     3,580	   250	   Sole			   250
HEARTLAND EXPRESS INC	Com	422347104   709,422	10,656	   Sole			10,656
HELMERICH & PAYNE INC	Com	423452101   748,190	18,308	   Sole			18,308
HOME DEPOT INC 		Com	437076102     1,800	    72	   Sole			    72
HOSPIRA INC		Com	441060100	187	     6	   Sole			     6
ILLINOIS TOOL WKS INC	Com	452308109   841,955	38,890	   Sole			38,890
INPHONIC INC		Com	45772G105    26,600	   295	   Sole			   295
INTEL CORP		Com	458140100     6,600	   134	   Sole			   134
INTERNATIONAL BUS MACH	Com	459200101       140	    14	   Sole			    14
INTERPUBLIC GRP COS INC	Com	460690100     2,033	    25	   Sole			    25
ISTAR FINL INC		Com	45031U101     2,500	   120	   Sole			   120
ITT INDS INC IND	Com	450911102     1,000	    57	   Sole			    57
JACOBS ENGR GROUP INC	Com	469814107   566,360	46,181	   Sole			46,181
JOHNSON & JOHNSON 	Com	478160104     5,200	   343	   Sole			   343
JOHNSON CONTROLS	Com	478366107     1,596	   137	   Sole			   137
JP MORGAN CHASE & CO	Com	46625H100     8,325	   402	   Sole			   402
KIMBERLY CLARK CORP 	Com	494368103     2,400	   163	   Sole			   163
KINDER MORGAN INC KANS	Com	49455p101	500	    53	   Sole			    53
LOWES COS INC 		Com	548661107 1,129,615	35,188	   Sole			35,188
MANPOWER INC		Com	56418H100   551,870	41,352	   Sole			41,352
MANULIFE FINANCIAL CORP	Com	56501r106     1,318	    45	   Sole			    45
MARSHALL & ILSLEY CORP 	Com	571834100    81,164	 3,904	   Sole			 3,904
MERCK & CO. INC.	Com	589331107	996	    43	   Sole			    43
METRO AIRLINES INC.	Com	591905203        11	     0	   Sole			     0
NUVEEN CALIF PERF PLUS	Com	67062Q106     6,800	   100	   Sole			   100
NUVEEN PREM INC MUN FD	Com	67062T100     7,000	    99	   Sole			    99
PENNEY JC INC		Com	708160106   579,730	44,848	   Sole			44,848
PEPSICO INC		Com	713448108     1,000	    63	   Sole			    63
PFIZER INC		Com	717081103     4,800	   124	   Sole			   124
PORTLAND GEN ELEC CO 	Com	736508847        11	     0	   Sole			     0
PRINCIPAL FINCL GRP 	Com	74251v102	116	     7	   Sole			     7
PROCTER & GAMBLE CO	Com	742718109    12,379	   796	   Sole			   796
PRUDENTIAL FINL INC	Com	744320102     3,000	   258	   Sole			   258
RESMED INC		Com	761152107   381,120	18,759     Sole			18,759
ROBERT HALF INTL 	Com	770323103 1,091,595	40,520	   Sole			40,520
ROCKWELL AUTOMATION	Com	773903109   821,890	50,201	   Sole			50,201
ROYAL DUTCH SHELL
  PLC SPRD ADR		Com	780259206     2,400	   170	   Sole			   170
SCHWAB CHARLES CP NEW	Com	808513105 2,792,490	54,007	   Sole			54,007
SEAGATE TECHNOLOGY
  ESCROW		Com	811804988         9	     0	   Sole			     0
ST PAUL TRAVELERS CORP	Com	792860108        35	     2	   Sole			     2
STREICHER MOBILE
  FUELING INC		Com	862924107     1,000	     1	   Sole			     1
STRYKER CORP		Com     863667101    16,003	   882	   Sole			   882
SUN LIFE FINANCIAL INC	Com	866796105       417	    18	   Sole			    18
SYSCO CORP		Com	871829107     2,460	    90	   Sole			    90
TD AMERITRADE HLDING
  CORP			Com	87236Y108	 70	     1	   Sole			     1
T. ROWE PRICE GROUP INC	Com	74144t108    40,000	 1,751	   Sole			 1,751
TARGET CORP		Com	87612E106	350	    20	   Sole			    20
UNITED TECHNOLOGIES CRP	Com	913017109     2,000	   125	   Sole			   125
US BANCORP		Com	902973304     3,169	   114	   Sole			   114
VENTANA MEDICAL
  SYSTEMS, INC		Com	92276H106     4,000	   172	   Sole			   172
WAL MART STORES INC 	Com	931142103     3,200	   148	   Sole			   148
WARREN RESOURCES INC	Com	93564A100     5,448	    64	   Sole			    64
WM WRIGLEY JR		Com	982526105     1,200	    62	   Sole			    62
WRIGLEY WILLIAM JR
  CO CLASS B 		Com	982526204       300	    16	   Sole			    16
WYETH			Com	983024100     1,000	    51	   Sole			    51

					 16,110,529    844,505		      	       844,505